Summary of Significant Accounting Policies (Policies) - EBP 005	12 Months Ended
Apr. 30, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The accompanying financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). Investments held by a defined contribution plan are required to be reported at fair value, except for fully benefit-responsive investment contracts which are reported at contract value. Contract value is the relevant measure for the portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts, as contract value is the amount participants normally would receive if they were to initiate permitted transactions under the terms of the Plan.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Plan Administrator to make estimates and assumptions that affect the reported amounts of net assets available for benefits and the changes therein, and disclosures of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation, Income Recognition and Investment Contracts
Investment Valuation and Investment Income Recognition
The Plan’s investments are stated at fair value, except for fully benefit-responsive investment contracts within the Medtronic Capital Preservation Fund, which are reported at contract value. Fair value is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Committee determines the Plan's valuation policies utilizing information provided by the investment advisors and Trustee. See Notes 3 and 4 for discussion of fair value measurements.
Interest income is recorded as earned on an accrual basis. Dividend income is recorded on the ex-dividend date. Net appreciation or depreciation includes realized gains and losses on investments that were sold during the year, as well as unrealized gains and losses on those held during the year, related to all investments reported at fair value at year-end.
Investment Contracts
The Master Trust, through its investment in the Medtronic Capital Preservation Fund, invests in fully benefit-responsive investment contracts, including both traditional guaranteed investment contracts (GICs) and synthetic GICs. The Medtronic Capital Preservation Fund is credited with earnings from these contracts and charged for participant withdrawals and administrative expenses. The GIC issuer is contractually obligated to repay the principal and a specified interest rate that is guaranteed to the Plan. There are no reserves against contract value for credit risk of the contract issuer or otherwise. The crediting interest rate is based on a formula agreed upon with the issuer but may not be less than 0%. Such interest rates are generally reviewed on a quarterly basis for resetting.
The terms of fully benefit-responsive investment contracts generally provide for settlement of payments upon maturity of the contract, termination of the contract, or total liquidation of the covered investments. However, fully benefit-responsive contracts also provide guarantees from the issuers to redeem at contract value all bona fide employee benefit related payment requests made by the Plan, if Plan cash levels are insufficient to meet those requests. Generally, benefit payments requested by the Plan under this “benefit-responsive” provision will be made pro-rata, based on the percentage of investments covered by each issuer.
A synthetic GIC is a wrap contract paired with an underlying investment or investments, usually a portfolio, owned by the Plan, of high-quality, intermediate-term fixed-income securities. The Plan purchases a wrapper contract from a financial services institution. A synthetic GIC credits a stated interest rate for a specified period of time. Investment gains and losses from the underlying investments in the synthetic GICs are amortized over the expected duration through the calculation of the interest rate applicable to the Plan on a prospective basis. The crediting rate is primarily based on the current yield-to-maturity of the covered investments, plus or minus amortization of the difference between the market value and contract value of the covered investments over the duration of the covered investments at the time of computation. The crediting rate is impacted by the change in the annual effective yield to maturity of the underlying securities and is affected by the differential between the contract value and the market value of the covered investments. Depending on the change in duration from reset period to reset period, the magnitude of the impact to the crediting rate of the contract to market difference is heightened or lessened. The crediting rate is adjusted periodically (usually either monthly or quarterly), but in no event is the crediting rate less than 0%.
Synthetic investment contracts generally impose conditions on both the Plan and the issuer. If an event of default occurs and is not cured, the non-defaulting party may terminate the contract. The following may cause the Plan to be in default: a breach of material obligation under the contract; a material misrepresentation; or a material amendment to the Plan agreement. The issuer may be in default if it breaches a material obligation under the investment contract; makes a material misrepresentation; is acquired or reorganized and the successor issuer does not satisfy the investment or credit guidelines applicable to issuers. If, in the event of default of an issuer, the Plan was unable to obtain a replacement investment contract, withdrawing plans may experience losses if the value of the Plan’s assets no longer covered by the contract are below contract value. The Plan may seek to add additional issuers over time to diversify the Plan’s exposure to such risk, but there is no assurance the Plan may be able to do so. The combination of the default of an issuer and an inability to obtain a replacement agreement could render the Plan unable to achieve its objective of maintaining a stable contract value.
Contract termination occurs whenever the contract value or market value of the covered investments reaches zero or upon certain events of default. If the contract terminates due to issuer default, the issuer will generally be required to pay to the Plan the excess, if any, of contract value over market value on the date of termination. If the contract terminates when the market value equals zero, the issuer will pay the excess of contract value over market value to the Plan to the extent necessary for the Plan to satisfy outstanding contract value withdrawal requests. Contract termination also may occur by either party upon election and notice.
Certain events limit the ability of the Plan to transact at contract value with the insurance company and the financial institution issuer. Such events include the following: (i) amendments to the Plan documents (including complete or partial plan termination or merger with another plan); (ii) changes to the Plan’s prohibition on competing investment options or deletion of equity wash provisions; (iii) bankruptcy of the Plan sponsor or other Plan sponsor events (e.g., divestitures or spin-offs of a subsidiary) which cause a significant withdrawal from the Plan, or (iv) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA. The Plan Administrator does not believe that the occurrence of any such event, which would limit the Plan’s ability to transact at contract value with participants, is probable.
As traditional GICs and synthetic GICs are fully benefit-responsive, contract value is the relevant measurement attribute for that portion of the net assets available for benefits. Contract value represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.
Traditional GICs and synthetic GICs are measured at contract value, as discussed above. The Plan's fully benefit-responsive investments are included in the Master Trust. As of April 30, 2025, traditional GICs and synthetic GICs held in the Master Trust were $23,637 and $486,522, respectively. As of April 30, 2024, traditional GICs and synthetic GICs held in the Master Trust were $42,850 and $515,798, respectively.

Contributions	Contributions Contributions from Plan participants and the related employer contributions are recorded in the year in which the employee contributions are earned from compensation.
Note Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Participants with notes pay an origination fee from their respective Plan accounts. No allowance for credit losses was recorded at April 30, 2025 and April 30, 2024. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be an actual distribution, the participant loan balance is reduced to zero and a benefit payment is recorded.

Administrative Expenses
Administrative Expenses
Plan expenses are generally paid by the Master Trust and are reflected in the Plan’s interest in the Medtronic, Inc. Master Trust Fund income on the Statement of Changes in Net Assets Available for Benefits. Plan expenses may also be paid for by the Company, and such expenses are excluded from these financial statements. Plan expenses consist of trustee and account maintenance fees. Participants with notes pay an origination and annual loan fee for loan administration and maintenance from their respective Plan accounts. Investment-related expenses are included in net appreciation in fair value of the Master Trust investments.
Payment of Benefits	Payment of Benefits Benefit payments are recorded upon distribution.
Risks and Uncertainties, Concentration of Market Risk
Risks and Uncertainties
The Plan invests in various investment securities through the Master Trust. Investment securities are exposed to various risks such as interest rate, market, and credit risks, relating to macroeconomic and geopolitical factors. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported on the Statements of Net Assets Available for Benefits at April 30, 2025 and 2024.
Concentration of Market Risk
Approximately 3.2% and 3.6% of the Plan’s assets were invested in ordinary shares of Medtronic plc at April 30, 2025 and April 30, 2024, respectively. A significant portion of this concentration results from the historical (pre-fiscal year 2006) ESOP contributions to the Plan. The underlying value of the Medtronic plc Stock Fund and the Medtronic ESOP Fund are entirely dependent on the performance of Medtronic plc and the market’s evaluation of such performance. It is reasonably possible that changes in the fair value of Medtronic plc ordinary shares could materially affect participants’ account balances and the amounts reported on the Statements of Net Assets Available for Benefits at April 30, 2025 and 2024.